Bank Loans and issuance of Debt Securities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Bank Loans and issuance of Debt Securities
16.
Bank Loans and issuance of Debt Securities
a.
Bank Loans

The Company issued debt securities in Mexico to finance capital investments and refinance debt maturities, in addition to contracting bank loans for business acquisitions and for the financing of investments in airports located in Jamaica. The totality of the credits contracted with banking institutions and third parties are described below:

	December 31 2022		December 31 2023		December 31 2024
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum and semi-annual instalments.	Ps.	211,754	Ps.	184,762	Ps.	221,671
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date, no payments on account of capital have been made.		9,874		8,616		10,337
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at SOFR 1-month plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2024 the balance amounted to USD$4.0 million.		387,230		202,722		81,073
On September 3, 2020, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$30,000,000. The loan bears interest at SOFR 1-month plus 310 basis points for a period of 5 years from this disposition and semi-annual instalments. On September 3, 2023, the last dispose of USD$30,000,000 was made. As of December 31, 2023 the balance amounted to USD$60,000,000.		580,845		1,013,610		1,216,098
On March 18, 2022, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years maturity. The loan bears interest at a fixed annual interest rate of 2.64%.		1,849,023		1,613,329		1,935,623
On March 18, 2022, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously for the amount of USD$95.5 million, with a four-years maturity. The loan bears interest at a fixed annual interest rate of 2.45%.		1,849,023		1,613,329		1,935,623
On November 7, 2022, GAP signed a simple unsecured loan with Scotiabank for Ps.1,500,000 for a period of 12 months with a possible extension of 6 months a variable interest rate 28 days TIIE plus 38 basis points, the payment of the principal will be at maturity.		1,500,000		—		—
On June 7, 2024, GAP refinanced a simple unsecured loan with Citibanamex for Ps.1,500,000 for a period of 18 months a variable interest rate 28 days TIIE plus 24 basis points, the payment of the principal will be at maturity.		1,500,000		1,500,000		1,500,000
On July 10, 2024, GAP refinanced the simple loan with Citibanamex for Ps.1,000,000 with a 12-month maturity, bearing interest at a variable rate of 28-day TIIE plus 18 basis points.		—		1,000,000		1,000,000
On September 26, 2024, GAP refinanced the simple loan agreement with Citibanamex for USD$40,000,000 with a maturity of 6 months, bearing interest at a variable rate of SOFR plus 25 basis points, with payment of principal at maturity.		—		675,740		810,732
On October 18, 2024, GAP refinanced the simple loan agreement with Santander for Ps.1,500,000 with a 12-month maturity, bearing interest at a variable rate of 28-day TIIE plus 38 basis points, with payment of principal at maturity.		—		1,500,000		1,500,000
On June 20, 2024, GAP signed a simple credit agreement with BBVA México, S.A., for Ps.875,000, maturing in 12 months, bearing interest at a variable rate of 28-day TIIE plus 20 basis points, with payment of principal at maturity on June 19, 2025, with no commissions.		—		—		875,000
Total unpaid balance of bank loans and long-term debt		7,887,749		9,312,108		11,086,157
Less - Current portion		(1,654,891)		(4,830,316)		(6,982,903)
Long-term portion	Ps.	6,232,858	Ps.	4,481,792	Ps.	4,103,254

b)
Issuance of Debt Securities

	December 31 2022	December 31 2023	December 31 2024
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps.1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.	1,500,000	1,500,000	1,500,000
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps.3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 45 basis points for a period of five years. As of December 31, 2024, the TIIE rate is 10.2440%.	3,000,000	3,000,000	—
Unsecured debt securities issued in the Mexican market on February 13, 2020, for Ps.3,000,000 under the "GAP 20" name, at a variable interest rate of 28-day TIIE plus 17 basis points for a period of five years. As of December 31, 2024, the TIIE rate is 10.2440%	3,000,000	3,000,000	3,000,000
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.602,000 under the "GAP 20-2" name, at a variable interest rate of 28-day TIIE plus 85 basis points for a period of three years, which one was paid on June 22, 2023.	602,000	—	—
Unsecured debt securities issued in the Mexican market on June 25, 2020, for Ps.3,598,000 under the "GAP 20-3" name, at a fixed interest rate of 8.14% for a period of seven years.	3,598,000	3,598,000	3,598,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.2,500,000 under the "GAP 21" name, at a variable interest rate of 28-day TIIE plus 60 basis points for a period of four years. As of December 31, 2024, the TIIE rate is 10.2440%.	2,500,000	2,500,000	2,500,000
Unsecured debt securities issued in the Mexican market on May 7, 2021, for Ps.3,000,000 under the "GAP 21-2" name, at a fixed interest rate of 7.91% for a period of seven years.	3,000,000	3,000,000	3,000,000
Green debt securities with unsecured guarantee, issued in the Mexican market on October 15, 2021, for 5-year with ticker symbol “GAP21V”, for Ps.1,500,000. Interest payable every 28 days at a variable rate of TIIE-28 plus 25 basis points; the payment of the principal will be at maturity, on October 9, 2026, with the option of early amortization. As of December 31, 2024, the TIIE rate is 10.2440%.	1,500,000	1,500,000	1,500,000
Unsecured 5-year debt securities issued in the Mexican market on March 17, 2022, for Ps.2,000,000 under the “GAP 22” name, at a variable rate of TIIE-28 plus 18 basis points for a period of five years. As of December 31, 2024, the TIIE rate is 10.2440%.	2,000,000	2,000,000	2,000,000
Unsecured debt securities issued in the Mexican market on March 17, 2022, for Ps.3,000,000 under the "GAP 22-2" name, at a fixed interest rate of 9.67% for a period of ten years.	3,000,000	3,000,000	3,000,000
Unsecured debt securities issued in the Mexican market on September 26, 2022, for Ps.2,757,588 under the "GAP 22L" name, at a variable rate of TIIE-28 plus 26 basis points for a period of five years. As of December 31, 2024, the TIIE rate is 10.2440%.	2,757,588	2,757,588	2,757,588
Unsecured 5-year debt securities issued in the Mexican market on March 27, 2023, for Ps.1,120,000 under the “GAP 23-L” name, at a variable rate of TIIE-28 plus 2 basis points for a period of four years. As of December 31, 2024, the TIIE rate is 10.2440%.	—	1,120,000	1,120,000
Unsecured debt securities issued in the Mexican market on March 27, 2023, for Ps.4,280,000 under the "GAP 23-2L" name, at a fixed interest rate of 9.65% for a period of seven years.	—	4,280,000	4,280,000
Unsecured notes, issued in the Mexican market on March 20, 2024, for Ps.1,384,868 under the ticker “GAP 24-L”, at a variable interest rate of 28-day TIIE plus 25 basis points, for a term of 3 years. As December 31, 2024, the value of the TIIE rate is 10.2440%.	—	—	1,384,868

Debts Certificates, issued in the Mexican market on March 20, 2024, for Ps.1,615,132 under the ticker “GAP 24-2L”, interest payable every 182 days at a fixed interest rate of 9.94% for a period of seven years.		—		—		1,615,132
Debts Certificates, issued in the Mexican market on September 5, 2024, for Ps.5,648,134 under the ticker “GAP 24”, at a variable interest rate of 28-day TIIE plus 60 basis points, for a term of 5 years. As December 31, 2024, the value of the TIIE rate is 10.2440%.		—		—		5,648,134
Total unpaid balance of long-term debt		26,457,588		31,255,588		36,903,722
Less - Current portion		(602,000)		(3,000,000)		(7,000,000)
Long-term portion	Ps.	25,855,588	Ps.	28,255,588	Ps.	29,903,722

The resources obtained during 2024 from the issuance of the long-term debt securities were used for the payment of the principal amount of Ps.3,000,000 of the “GAP 19” debt securities issued on March 27, 2019 and maturing on March 22, 2024 and the “GAP 15” debt securities issued on February 20, 2015 and maturing on February 7, 2025 in the amount of Ps.1,500,000.

The debt previously described, matures as follows:

Year	Amount
2025	Ps.	13,982,903
2026		9,248,833
2027		6,982,868
2028		3,000,000
2029		5,648,134
Thereafter		9,127,141
	Ps.	47,989,879

As of December 31, 2022, 2023 and 2024, debts are payable by the following companies:

	At December 31, 2022
Company	Current		Long-Term		Total
GAP	Ps.	2,102,000	Ps.	31,053,634	Ps.	33,155,634
MBJA		154,891		1,034,812		1,189,703
Total	Ps.	2,256,891	Ps.	32,088,446	Ps.	34,345,337

	At December 31, 2023
Company	Current		Long-Term		Total
GAP	Ps.	7,000,000	Ps.	32,157,986	Ps.	39,157,986
MBJA		830,316		579,394		1,409,710
Total	Ps.	7,830,316	Ps.	32,737,380	Ps.	40,567,696

	At December 31, 2024
Company	Current		Long-Term		Total
GAP	Ps.	12,685,732	Ps.	33,774,967	Ps.	46,460,699
MBJA		1,297,171		232,009		1,529,180
Total	Ps.	13,982,903	Ps.	34,006,976	Ps.	47,989,879

The loan agreements limit the Company’s use of proceeds for the financing of capital expenditures, working capital and prepayments of loans, in addition to prohibiting the merger of the airport creditors with any other entity, as well as the prohibition of sales or transfers of assets in an amount greater than Ps.1,000, without previous authorization from the creditors. In the event of non-compliance with any of the contracts, dividends from the legal entity may not be decreed. The obligation to maintain certain financial metrics is also established, with the refinancing of the loans some modifications were made and have been fulfilled.

As a result of the issuance of the debt securities, the Company has covenants which have been fulfilled during 2022, 2023 and 2024. The principal payment of the debt securities will be made at the end of the contractual term. Direct costs incurred in the issuance or incurrence of debt are deferred and amortized as part of interest expense, using the effective interest rate method over the term of each transaction. These costs include commissions and professional fees.

c)
Reconciliation of liabilities arising from financing activities

									Non-cash changes
	Balance as of January 1, 2023		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2023
Debt securities current portion	Ps.	2,256,892	Ps.	(2,244,132)	Ps.	—	Ps.	2,715,459	Ps.	(552,569)	Ps.	5,654,576	Ps.	—	Ps.	—	Ps.	7,830,226
Long-term borrowings		6,232,858		—		—		1,000,000		(96,490)		(2,654,576)		—		—		4,481,792
Debt securities		25,855,588		—		5,400,000		—		—		(3,000,000)		—		—		28,255,588
Derivative financial instruments (Note 15)		(241,492)		—		—		—		—		—		-		100,786		(140,706)
Total	Ps.	34,103,846	Ps.	(2,244,132)	Ps.	5,400,000	Ps.	3,715,459	Ps.	(649,059)	Ps.	—	Ps.	-	Ps.	100,786	Ps.	40,426,900

									Non-cash changes
	Balance as of January 1, 2024		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2024
Debt securities current portion	Ps.	7,830,226	Ps.	(7,929,881)	Ps.	—	Ps.	5,658,480	Ps.	99,565	Ps.	8,324,513	Ps.	—	Ps.	—	Ps.	13,982,893
Long-term borrowings		4,481,792		—		—		-		945,975		(1,324,513)		—		—		4,103,254
Debt securities		28,255,588		—		8,648,134		—		—		(7,000,000)		—		—		29,903,722
Derivative financial instruments (Note 15)		(140,706)		—		—		—		—		—		-		133,940		(6,766)
Total	Ps.	40,426,900	Ps.	(7,929,881)	Ps.	8,648,134	Ps.	5,658,480	Ps.	1,045,540	Ps.	—	Ps.	-	Ps.	133,940	Ps.	47,983,103

									Non-cash changes
	Balance as of January 1, 2022		Repayments on bank loans and payments of debt securities		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments in P&L		Hedges fair value adjustments		Balance as of December 31, 2022
Debt securities current portion	Ps.	3,964,668	Ps.	(3,964,668)	Ps.	—	Ps.	1,500,000	Ps.	—	Ps.	756,892	Ps.	—	Ps.	—	Ps.	2,256,892
Long-term borrowings		5,196,240		(3,874,339)		—		5,372,783		(306,934)		(154,892)		—		—		6,232,858
Debt securities		18,700,000		—		7,757,588		—		—		(602,000)		—		—		25,855,588
Derivative financial instruments (Note 15)		(18,324)		—		—		—		—		—		(6,756)		(216,412)		(241,492)
Total	Ps.	27,842,584	Ps.	(7,839,007)	Ps.	7,757,588	Ps.	6,872,783	Ps.	(306,934)	Ps.	—	Ps.	(6,756)	Ps.	(216,412)	Ps.	34,103,846